Note 10 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$ 65,000	$ 66,000
Reserves not deductible until paid	7,000	4,000
Net operating loss carryforwards
Federal	2,081,000	2,168,000
State	494,000	883,000
Federal tax credit	1,041,000	877,000
Operating lease liabilities	345,000	402,000
Section 163(j) business interest expense carryforward	269,000	0
Other	37,000	92,000
Gross deferred tax assets	4,339,000	4,492,000
Less valuation allowance	(2,488,000)	(2,351,000)
Deferred tax assets net of valuation allowance	1,851,000	2,141,000
Deferred tax liabilities:
Property and equipment	(1,498,000)	(1,731,000)
Operating lease right of use assets	(345,000)	(402,000)
Gross deferred tax liabilities	(1,843,000)	(2,133,000)
Net deferred tax asset	$ 8,000	$ 8,000